OTHER NON-FINANCIAL LIABILITIES - Schedule of deferred income movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Movement [Roll Forward]
Initial balance	$ 3,393,600	$ 2,953,289	$ 2,785,193
Recognition	15,679,754	14,238,959	9,772,469
Use	(15,073,167)	(13,505,496)	(9,077,188)
Loyalty program (Award and redeem)	(126,564)	17,680	(241,201)
Expiration of tickets	(347,873)	(391,998)	(314,027)
Translation Difference	(260,364)	84,988	4,585
Others provisions	(7,043)	(3,822)	23,458
Final balance	3,258,343	$ 3,393,600	$ 2,953,289
Recognized income from Delta Air Lines	$ 35,615